LEASES - Future Minimum Operating Lease Revenue Receipts (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 62,339
2020	28,424
2021	8,208
2022	0
2023	0
Thereafter	0
Total	$ 98,971